Offerings - Offering: 1	Feb. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value US$0.001 per share
Amount Registered | shares	2,001,554
Proposed Maximum Offering Price per Unit	8.285
Maximum Aggregate Offering Price	$ 16,582,874.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,290.10
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Shares that become issuable in respect of the securities identified in the above table by reason of any stock dividend (share bonus issue), stock split (share subdivision or consolidation), recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common shares.

Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant’s Common Shares as reported on the New York Stock Exchange on February 6, 2025.

Represents additional common shares of the Registrant reserved for issuance under the Registrant’s 2018 Equity Incentive Plan pursuant to an amendment increasing the number of shares available thereunder.